Cover	Mar. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2021
Entity File Number	001-35480
Entity Registrant Name	ENPHASE ENERGY, INC.
Entity Central Index Key	0001463101
Entity Tax Identification Number	20-4645388
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	47281 Bayside Parkway
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	877
Local Phone Number	797-4743
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	ENPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false